Intangible Assets and Goodwill - Estimated annual amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026		$ 22,689
2027		3,981
Intangible assets	$ 191,659	$ 26,670	$ 74,961